Loans and asset quality - Troubled Debt Restructurings (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	52	72
Outstanding recorded investment Pre-modification	$ 19	$ 14
Outstanding recorded investment Post- modification	$ 20	$ 16
Other residential mortgages
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contract	20
Wealth Management Loans Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts | Contract	2
Domestic | Other residential mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	50	70
Outstanding recorded investment Pre-modification	$ 13	$ 14
Outstanding recorded investment Post- modification	$ 14	$ 16
Domestic | Wealth management loans and mortgages
Financing Receivable, Modifications [Line Items]
Number of contracts | Contract	2	2
Outstanding recorded investment Pre-modification	$ 6	$ 0
Outstanding recorded investment Post- modification	$ 6	$ 0